                 PUTNAM CAPITAL MANAGER TRUST SEPARATE ACCOUNT TWO
                  ITT Hartford Life and Annuity Insurance Company

     Supplement Dated December 20, 1995 to the Putnam Capital Manager Trust
                         Prospectus dated May 1, 1995


The subsection of the prospectus entitled "The Company" is amended as follows:

Effective December 20, 1995, Hartford Fire Insurance Company became an independent, publicly traded corporation and is no longer a subsidiary of ITT Corporation.

HV-2012-1